Note 1 - Business and Organization (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (2,484,103)	$ (1,823,252)	$ (5,796,831)	$ (3,818,338)	$ (5,077,030)	$ (3,739,567)
Working Capital	1,041,864		1,041,864		1,431,164
Assets, Current	1,873,107		1,873,107		1,891,147	230,591
Retained Earnings (Accumulated Deficit)	(89,680,852)		(89,680,852)		(84,075,695)	(79,019,719)
Cash and Cash Equivalents, at Carrying Value	1,731,946	$ 560,171	1,731,946	$ 560,171	1,763,114	154,460	$ 92,437
Revenues			215,249		127,582
Long-term Debt, Gross					3,245,972
Accounts Payable and Accrued Liabilities, Current	$ 290,076		$ 290,076		324,983	494,938
Proceedsfrom Issuanceof Private Placement Net					$ 2,804,713
Number of Subsidiaries					4
Number of Patent Protected Platform Technologies					3
Stock In Subsidiary [Member]
Proceeds from Issuance or Sale of Equity					$ 750,000	$ 245,000